Mineral Royalty Interests	6 Months Ended
Jun. 30, 2026
Disclosure Of Mineral Royalty Interest [Abstract]
Mineral Royalty Interests
14.	Mineral Royalty Interests
The following table summarizes mineral royalty interests owned by the Company as of June 30, 2026:

Royalty Interests	Mine Owner	Location of Mine	Royalty 1	Upfront Consideration Paid to Date 2	Upfront Consideration to be Paid 2	Total Upfront Consideration 2	Term of Agreement	Date of Original Contract

Metates	Chesapeake	Mexico	0.5% NSR	$3,000	$-	$3,000	Life of Mine	07-Aug-2014

Brewery Creek 3	Victoria Gold	Canada	2.0% NSR	3,529	-	3,529	Life of Mine	04-Jan-2021

Black Pine 4	Liberty Gold	USA	0.5% NSR	3,600	-	3,600	Life of Mine	10-Sep-2023

Mt Todd 5	Vista	Australia	1.0% GR	20,000	-	20,000	Life of Mine	13-Dec-2023

DeLamar 6	Integra	USA	1.5% NSR	9,750	-	9,750	Life of Mine	20-Feb-2024

Spanish Mountain	Spanish Mountain	Canada	1.5% NSR	22,500	32,500	55,000	Life of Mine	20-Apr-2026

Cipango 7	Cipango	Japan	1.5% NSR	4,500	3,000	7,500	Life of Mine	04-Jun-2026

				$66,879	$35,500	$102,379

1)	Abbreviation as follows: NSR = Net Smelter Return Royalty; and GR = Gross Royalty.
2)	Expressed in thousands; excludes closing costs.
3)
The Company paid $3 million for an existing 2.0% net smelter return royalty interests on the first 600,000 ounces of gold mined and a 2.75% net smelter returns royalty interest thereafter. The Brewery Creek royalty
agreement provides, among other things, that Golden Predator Mining Corp., (subsidiary of Victoria Gold) may reduce the 2.75% net smelter royalty interest to 2.125% on payment of the sum of Cdn$2 million to the Company. On August 14, 2024, the Ontario Superior Court of Justice placed Victoria Gold Corp
.
into receivership following the failure of the heap leach pad at its Eagle Mine in June 2024.

4)	Liberty Gold has been granted an option to repurchase 50% of the NSR for $4 million at any point in time up to the earlier of commercial production at Black Pine or January 1, 2030.
5)
The Mt Todd royalty is at a rate of 1% of gross revenue with such rate being subject to increase to a maximum rate of 2%, depending on the timing associated with the achievement of certain operational milestones.

6)	Under the DeLamar royalty, if completion is not achieved by January 1, 2029, the DeLamar royalty will increase annually by 0.15% of net smelter returns to a maximum of 2.7% of net smelter returns.
7)	Comprised of the Hoshino, Onuki, Hasami, Bosawa, Miyata, Kato and Tashiro properties.
The following table summarizes mineral royalty interests owned by the Company as of December 31, 2025

Royalty Interests	Mine Owner	Location of Mine	Royalty 1	Total Upfront Consideration 2	Term of Agreement	Date of Original Contract

Metates	Chesapeake	Mexico	0.5% NSR	$3,000	Life of Mine	07-Aug-2014

Brewery Creek 3	Victoria Gold	Canada	2.0% NSR	3,529	Life of Mine	04-Jan-2021

Black Pine 4	Liberty Gold	USA	0.5% NSR	3,600	Life of Mine	10-Sep-2023

Mt Todd 5	Vista	Australia	1.0% GR	20,000	Life of Mine	13-Dec-2023

DeLamar 6	Integra	USA	1.5% NSR	9,750	Life of Mine	20-Feb-2024

				$39,879

1)	Abbreviation as follows: NSR = Net Smelter Return Royalty; and GR = Gross Royalty.
2)	Expressed in thousands; excludes closing costs.
3)
The Company paid $3 million for an existing 2.0% net smelter return royalty interests on the first 600,000 ounces of gold mined and a 2.75% net smelter returns royalty interest thereafter. The Brewery Creek royalty agreement provides, among other things, that Golden Predator Mining Corp., (subsidiary of Victoria Gold) may reduce the 2.75% net smelter royalty interest to 2.125% on payment of the sum of Cdn$2 million to the Company. On August 14, 2024, the Ontario Superior Court of Justice placed Victoria Gold Corp
.
into receivership following the failure of the heap leach pad at its Eagle Mine in June, 2024.

4)	Liberty Gold has been granted an option to repurchase 50% of the NSR for $4 million at any point in time up to the earlier of commercial production at Black Pine or January 1, 2030.
5)
The Mt Todd royalty is at a rate of 1% of gross revenue with such rate being subject to increase to a maximum rate of 2%, depending on the timing associated with the achievement of certain operational milestones.

6)	Under the DeLamar royalty, if completion is not achieved by January 1, 2029, the DeLamar royalty will increase annually by 0.15% of net smelter returns to a maximum of 2.7% of net smelter returns.